Investments in joint ventures - Summarized financial information relating to joint ventures (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Sales and other operating revenues		$ 248,891	$ 164,195	$ 109,078
Profit (loss) before interest and taxation		18,039	18,082	(21,740)
Finance costs		2,703	2,857	3,115
Profit (loss) before taxation		15,405	15,227	(24,888)
Taxation		16,762	6,740	(4,159)
Profit (loss) for the year	[1],[2]	(1,357)	8,487	(20,729)
Other comprehensive income	[1],[2]	8,208	2,065	(1,641)
Total comprehensive income	[1],[2]	6,851	10,552	(22,370)
Non-current assets		180,432	194,682
Current assets		107,688	92,590
Total assets		288,120	287,272
Current liabilities		99,018	80,287
Non-current liabilities		106,112	116,546
Total liabilities		205,130	196,833
Net assets		82,990	90,439
Non-controlling interests		15,437	14,976
bp shareholders’ equity		67,553	75,463
Depreciation, depletion and amortization		14,318	14,805	14,889
Cash and cash equivalents		29,195	30,681	31,111	$ 22,472
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		2,274
Profit (loss) before interest and taxation		1,460
Finance costs		218
Profit (loss) before taxation		1,242
Taxation		162
Profit (loss) for the year		1,080
Other comprehensive income		0
Total comprehensive income		1,080
Non-current assets		22,218
Current assets		4,132
Total assets		26,350
Current liabilities		2,594
Non-current liabilities		13,228
Total liabilities		15,822
Net assets		10,528
Non-controlling interests		0
bp shareholders’ equity		10,528
Depreciation, depletion and amortization		1,145
Interest income		11
Interest expense		218
Cash and cash equivalents		1,031
Current financial liabilities		2,077
Non-current financial liabilities		4,700
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Sales and other operating revenues		6,408	4,394	3,505
Profit (loss) before interest and taxation		1,560	806	(366)
Finance costs		376	262	250
Profit (loss) before taxation		1,184	544	(616)
Taxation		108	978	(200)
Profit (loss) for the year		1,076	(434)	(416)
Other comprehensive income		0	0	0
Total comprehensive income		1,076	(434)	(416)
Non-current assets		14,598	14,206
Current assets		3,054	1,864
Total assets		17,652	16,070
Current liabilities		1,996	2,034
Non-current liabilities		5,856	5,244
Total liabilities		7,852	7,278
Net assets		9,800	8,792
Non-controlling interests		0	0
bp shareholders’ equity		9,800	8,792
Depreciation, depletion and amortization		1,039	930	937
Interest income		29	19	18
Interest expense		375	262	$ 250
Deferred tax expense (income)		415
Cash and cash equivalents		1,012	893
Current financial liabilities		751	767
Non-current financial liabilities		$ 2,151	$ 2,132

[1]	See Note 31 for further information.
[2]	See Note 32 for further information.